Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Nov. 29, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	$ 24,183	$ 24,425	$ 22,910	$ 22,271	$ 20,584	$ 18,538	$ 19,191	$ 18,075	$ 16,844	$ 15,346	$ 16,469	$ 19,527	$ 20,633	$ 19,342	$ 19,548	$ 18,202	$ 17,406	$ 15,178	$ 14,036	$ 11,774	$ 14,973	$ 13,742	$ 13,746	$ 13,267	$ 11,827	$ 13,555	$ 13,000	$ 12,931	$ 13,056	$ 12,348	$ 11,740	$ 11,259	$ 10,531		$ 10,408	$ 9,884	$ 9,787	$ 9,764	$ 9,296	$ 10,266	$ 10,231	$ 10,000
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	1,171,664	1,183,366	1,109,955	1,078,996	997,257	898,152	929,788	875,694	816,074	743,488	797,902	946,060	999,649	937,086	947,071	881,871	843,320	735,341	680,051	570,422	725,406	665,809	665,982	642,766	573,002	656,750	629,814	626,471	632,554	598,272	568,797	545,487	510,239	$ 500,000
MSCI All Country World Index Information Technology Net
Account Value [Line Items]
Account Value	57,694	55,327	54,716	49,128	43,843	37,295	39,743	34,961	29,030	27,447	29,598	37,790	42,117	37,407	37,207	33,659	33,069	28,716	25,483	19,601	22,710	19,833	19,327	18,368	15,461	18,653	17,590	16,936	16,415	15,185	13,947	13,084	11,578		$ 11,681	$ 10,291	$ 10,473	$ 10,320	$ 9,507	$ 10,182	$ 10,274	$ 10,000
MSCI All Country World Index Information Technology Net
Account Value [Line Items]
Account Value	$ 2,495,913	$ 2,393,551	$ 2,367,120	$ 2,125,341	$ 1,896,721	$ 1,613,445	$ 1,719,325	$ 1,512,452	$ 1,255,903	$ 1,187,391	$ 1,280,442	$ 1,634,837	$ 1,822,063	$ 1,618,281	$ 1,609,622	$ 1,456,147	$ 1,430,613	$ 1,242,307	$ 1,102,422	$ 847,985	$ 982,488	$ 857,986	$ 836,137	$ 794,620	$ 668,876	$ 806,960	$ 760,950	$ 732,671	$ 710,125	$ 656,907	$ 603,382	$ 566,036	$ 500,902	$ 500,000